Financial Review - Disclosure of Results of Operations of PEMEX (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2021 MXN ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 MXN ($)
Net sales:
Total of sales	$ 1,049,699	$ 51,693	$ 704,835
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	38,242	1,883	16,111
Cost of sales	732,291	36,063	585,244
Gross income	355,650	17,513	135,702
General expenses	114,881	5,657	117,631
Other revenues	12,349	608	7,823
Other expenses	(3,569)	(176)	(767)
Operating income	249,549	12,288	25,127
Financing income	20,084	989	9,521
Financing (cost)	(110,412)	(5,437)	(130,197)
Derivative financial instruments income (cost), net	(21,632)	(1,065)	2,003
Foreign exchange (loss), net	(23,408)	(1,153)	(383,467)
(Loss) sharing in joint ventures and associates	(3,167)	(156)	(2,215)
Income (loss) before duties, taxes and other	111,014	5,466	(479,228)
Total duties, taxes and other	211,252	10,403	125,947
Net (loss)	(100,238)	(4,937)	(605,175)
Other comprehensive results for the period	246,448	12,137	22,300
Comprehensive income (loss)	146,210	7,200	(582,875)
Domestic [Member]
Net sales:
Total of sales	533,851	26,290	377,063
Export [Member]
Net sales:
Total of sales	512,370	25,232	324,231
Services income [Member]
Net sales:
Total of sales	$ 3,478	$ 171	$ 3,541